Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 20, 2013
RBC Emerging Markets Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001272950_SupplementTextBlock

RBC FUNDS TRUST

RBC Emerging Markets Small Cap Equity Fund (the "Fund")

Supplement dated February 28, 2014 to the

Prospectus ("Prospectus") dated December 20, 2013

This Supplement provides additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

The first paragraph of the "Principal Investment Strategies" section in the "Fund Summary" on page 7 of the Prospectus is deleted and replaced with the following to adjust the market capitalization of companies and issuers in whose equity securities the Fund may invest:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of smaller companies and/or investments that provide exposure to equity securities of smaller issuers tied to emerging market countries that are considered by the Fund to have the potential to provide long-term total capital growth. The Fund currently considers smaller companies and issuers to be those that have a market capitalization at the time of purchase of up to $5 billion.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE